LOANS - Credit Portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Gross balance of loan portfolio	$ 231,573,437	$ 206,447,165
Allowance for impairment losses	(11,275,612)	(10,905,171)
Net balance of loan portfolio	220,297,825	195,541,994
General purpose loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	87,652,620	79,602,750
Payroll loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	35,666,306	24,905,547
Personal loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	12,356,219	16,908,282
Credit cards [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	20,182,153	16,607,901
Working capital loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	19,410,295	16,164,803
Commercial financial leases [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	11,108,676	10,636,603
Automobile and vehicle loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	8,353,725	7,115,987
Loans funded by development banks [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	3,198,592	3,900,175
Overdrafts [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	626,345	641,564
Consumer financial leases [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	362,018	338,784
Loan portfolio [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	231,573,437	206,447,165
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	3,218,433	4,693,678
Allowance for impairment losses	(2,386)	(851)
Mortgage [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	29,120,316	24,558,771
Allowance for impairment losses	(732,407)	(560,904)
Mortgage [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	27,058,641	22,757,640
Mortgage [member] | Housing leases [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	2,061,675	1,801,130
Microcredit [member]
Disclosure of financial assets [line items]
Gross balance of loan portfolio	317,739	372,321
Allowance for impairment losses	$ (105,070)	$ (124,039)